Cover	Jun. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2024
Entity File Number	001-38163
Entity Registrant Name	PETIQ INC.
Entity Central Index Key	0001668673
Entity Tax Identification Number	35-2554312
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 E. Riverside Dr.
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	208
Local Phone Number	939-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	PETQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false